Warrants - Schedule of Quantitative Information Regarding Level 3 Fair Value Measurements (Details) - USD ($)		3 Months Ended		5 Months Ended	8 Months Ended
	Feb. 10, 2021	Mar. 31, 2021	Sep. 30, 2020	Sep. 30, 2020	Dec. 31, 2020
Class of Warrant or Right [Line Items]
Fair Value Of Warrants		$ 293,000	$ 3,735,125	$ 3,735,125	$ 8,018,459
Level 3 [Member]
Class of Warrant or Right [Line Items]
Stock Price	$ 10.42	$ 10.45
Strike Price	$ 11.50	$ 11.50
Term(In Years)	5 years	4 years 10 months 24 days
Volatility	35.30%	35.50%
Risk Free Rate	0.50%	0.90%
Dividend Yield	0.00%	0.00%
Fair Value Of Warrants	$ 2.64	$ 2.69